CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
O-rings and rubber product sales	$ 1,448,750	$ 1,382,072	$ 3,076,636	$ 3,123,504	$ 5,694,086	$ 6,420,933
Freight services	42,039	57,101	64,253	57,101	92,200	288,815
Rental services	10,020	32,146	23,070	32,146	73,351	24,925
Total revenues	1,500,809	1,471,319	3,163,959	3,212,751	5,859,637	6,734,673
Cost of sales
Cost of goods	939,521	1,012,671	2,039,343	2,124,045	3,833,272	3,794,000
Cost of services	76,376	64,066	136,859	134,429	322,106	312,293
Total cost of sales	1,015,897	1,076,737	2,176,202	2,258,474	4,155,378	4,106,293
Gross profit	484,912	394,582	987,757	954,277	1,704,259	2,628,380
Operating expenses
Sales and marketing	11,356	10,293	24,977	20,731	174,738	41,239
General and administrative	614,174	270,469	922,438	677,089	1,347,856	2,120,427
Total operating expenses	625,530	280,762	947,415	697,820	1,522,594	2,161,666
Operating income (loss)	(140,618)	113,820	40,342	256,457	181,665	466,714
Other income and expense
Other income	3,312	10,124	7,610	20,227	31,544	22,061
Other expense
Interest expense	(32,854)	(18,330)	(62,234)	(55,271)	(112,112)	(70,660)
Total other income and (expense)	(29,542)	(8,206)	(54,624)	(35,044)	(80,568)	(48,599)
Income (loss) before provision for income taxes	(170,160)	105,614	(14,282)	221,413	101,097	418,115
Provision for income taxes	(62,709)	67,287	(17,753)	90,447	41,297	170,802
Net income (loss)	(107,451)	38,327	3,471	130,966	59,800	247,313
Other comprehensive income/(loss)
Unrealized gain/(loss) on interest rate swap contract	4,622		(12,984)	(4,699)	47,112	(11,567)
Comprehensive income (loss)	$ (102,829)	$ 38,327	$ (9,513)	$ 126,267	$ 106,912	$ 235,746
Net income (Loss) per share of common stock
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Weighted average number of shares outstanding
Basic and diluted	37,097,521	36,687,700	37,074,040	36,643,134	36,789,408	36,000,000